Note 4 - Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2017
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	December 31, 2016	September 30, 2017
	(Audited)	(Unaudited)

Due to Dr. Lan Huang	210	2